As filed with the Securities and Exchange Commission on November 20, 2025

Securities Act of 1933 File No. 333-49109

Investment Company Act of 1940 File No. 811-08723

Securities and Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under

The Securities Act Of 1933 [X]

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [37]

Registration Statement Under

The Investment Company Act of 1940 [X]

Amendment No. [54]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

Yow Shang David Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

UPRIGHT ASSETS ALLOCATION PLUS FUND (UPAAX)

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Avenue

East Hanover, NJ 07936

(973) 533-1818

Dated

November 20, 2025

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

THE FUND
What is the Fund's Primary Investment Objective?	5
What are the Fund's Fees and Expenses?	5
Shareholder Fees	5
Annual Fund Operating Expenses	5
An Example of Fund Expenses Over Time	5
Portfolio Turnover	6
What are the Fund's Principal Investment Strategies?	6
The Principal Investment Selection Process	7
Temporary Defensive Strategy	7
What are the Principal Risk of Investing in the Fund?	8
Performance History	13
Investment Adviser	15
The Fund's Portfolio Manager	15
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-dealers and Other Financial Intermediaries	15
Additional Information on Investment Policies and Risks	16

THE FUND'S INVESTMENT ADVISER
The Fund's Adviser	25
The Fund's Portfolio Manager	26

HOW TO BUY AND SELL SHARES
Determination of Share Price	26
Valuing Fund Assets	26
Minimum Investment Amounts	27
Opening and Adding To Your Account	27
Purchases by Mail	28
Purchases by Wire	28
Purchases through Financial Service Organizations	28
Automatic Investment Plan	29
Miscellaneous Purchase Information	29

REDEEMING YOUR SHARES
By Mail	30
Redemption At The Option Of The Fund	31
Early Redemption Fees	31

EXCHANGE PRIVILEGES	32

DIVIDENDS AND DISTRIBUTIONS	32
TAX CONSIDERATIONS	32
GENERAL INFORMATION	33
FINANCIAL HIGHLIGHTS	33
FOR MORE INFORMATION	34

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is to seek total return.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees: (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount Redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$20.00

Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)

Management Fees	1.30%
Distribution (12b-1) Fees	None
Other Expenses	1.42%
Acquired Fund Fees and Expenses (1)	0.49%
Total Annual Fund Operating Expenses	3.21%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

5

1 Year	3 Years	5 Years	10 Years
$274	$841	$1,435	$3,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories. These global assets fall under five general categories, which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

•	Under normal circumstances, the adviser invests the Fund in two major portfolio components representing two kinds of management styles:
1.	Core Assets Allocation

50-90% of the Fund’s assets are invested in this portfolio, which involves setting up an asset mix within the five general categories for long-term appreciation. Periodic adjustments will be made based on market conditions.

2.	Dynamic Assets Allocation

10-40% of the Fund’s assets are invested in this portfolio, which involves frequent adjustments to respond to changes in market conditions. The asset mix in this portfolio also contains the global assets under the five general categories. Strategies employed in managing the Dynamic Assets Allocation include actively looking for short- and intermediate-term undervalued and overvalued assets; moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; and rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target. These strategies are carried out based on the adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

6

•	10-30% of the Fund’s assets may be invested in an alternative investment strategy when the adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities. Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives contracts, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.

*Because options may be riskier than other types of investments, the Fund’s use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 10% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 10% limitation.

•	Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign.

The Principal Investment Selection Process

When selecting investments for the Fund, the adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future;
•	Relevant market, economic and political environments, including currency and trade trends;
•	Interest rates, inflation and credit spreads; and
•	Volatility signals.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, company annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The adviser will sell an investment when the adviser believes that the security is no longer attractive based on its growth potential, price, or both. The adviser may also sell an investment if the adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

7

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or banker’s acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investing in the Fund include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Asset Allocation Risk: If the Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages and the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
8

•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o   Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o   Credit Risk: The price of a bond depends on the issuer’s credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o   Inflation Risk: Also called purchasing power risk, this is the chance that cash flows from an investment won’t be worth as much in the future because of decreased purchasing power of income due to inflation.

o   Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

9

•	Options Risk: The Fund may write (sell) or purchase options. An option is the right to buy or sell a security at a predetermined price for a period of time. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment and may increase the Fund’s risk of loss.

•	Exchange Traded Funds (ETFs) Risk: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.
•	High Yield Investments Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.
10

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o   Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

11

o   Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

o   Total Return Swaps Risk: In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

•	Futures Risks: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation. Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of an investment in the Fund will be affected.

•	Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.
12

•	Borrowing and Leverage: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund’s investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Hedging Risk: Hedging is a strategy in which a Fund uses the derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	REIT Risk: The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Subprime mortgages are riskier and potentially less liquid than other mortgage-backed securities.

•	Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
13

Performance History

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and a supplemental index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

UPAAX Yearly Returns
2017
2018
2019
2020
2021
2022
2023
2024
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
-0.50%
-26.93%
0.14%
44.51%
48.33%
-41.03%
24.63%
25.67%

Best and Worst Quarterly Returns

Best	Worst
2020 – 4th Quarter	2022 – 2nd Quarter
33.72%	-22.63%

The Fund’s performance for the quarter ended September 30, 2025 was 15.43%.

14

Average Annual Total Return as of December 31, 2024

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	1 Year	5 Years	Since Inception
Return Before Taxes	25.67%	14.64%	5.17%
Return After Taxes on Distributions	25.67%	14.40%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	15.20%	11.68%	4.00%
Dow Jones Moderate US Portfolio Index(*) (reflects no deductions for fees and expenses)	11.35%	6.94%	7.40%
Bloomberg Barclays US Gov’t/Credit Index(*) (reflects no deductions for fees and expenses)	1.18%	-0.21%	1.15%
S&P 500 Index(*) (reflects no deductions for fees and expenses)	25.02%	14.51%	14.17%

*	The Fund’s benchmarks changed from the S&P 500 Index to the Dow Jones Moderate US Portfolio Index and Bloomberg Barclays US Government/Credit Bond Index to better reflect the Fund’s investment characteristics.

Investment Adviser

Upright Financial Corp is the Fund’s investment adviser (the “Adviser”).

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. Yow Shang David Chiueh, senior portfolio manager and President of the Adviser. He has been engaged in the securities business since 1990. Mr. Chiueh has been the manager of the Fund since its inception in June 2017.

Purchase and Sale of Fund Shares

15

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. The minimum initial investment for both qualified and non-qualified account is $2,000 and the minimum for additional purchases is $100. You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your requests.

Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

Primary Investment Objective

The Fund’s investment objective is to seek total return.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Principal Investment Strategies

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories. These global assets fall under five general categories which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

•	Under normal circumstances, the Adviser invests the Fund in two major portfolio components representing two kinds of management styles:
1.	Core Assets Allocation
16

50-90% of the Fund’s assets are invested in this portfolio, which involves setting up an asset mix within the five general categories for long-term appreciation. Periodic adjustments will be made based on market conditions.

2.	Dynamic Assets Allocation

10-40% of the Fund’s assets are invested in this portfolio, which involves frequent adjustments to respond to changes in market conditions. The asset mix in this portfolio also contains the global assets under the five general categories. Strategies employed in managing the Dynamic Assets Allocation include actively looking for short- and intermediate-term undervalued and overvalued assets; moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; and rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target. These strategies are carried out based on the adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

•	10-30% of the Fund’s assets may be invested in an alternative investment strategy when the Adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities. Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives contracts, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.

*Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

•	Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
17

•	Projected growth rate of the company’s earnings in the future;
•	Relevant market, economic and political environments, including currency and trade trends;
•	Interest rates, inflation and credit spreads; and
•	Volatility signals.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, company annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The Adviser will sell an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or banker's acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Principal Risks

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.
18

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Asset Allocation Risk: If the Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages and the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o   Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

19

o   Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o   Inflation Risk: Also called purchasing power risk, this is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o   Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	High Yield Investments Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in
20

value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o   Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

o   Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not

21

perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

o   Total Return Swaps Risk: In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

•	Futures Risk: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation. Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of an investment in the Fund will be affected.

•	Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.

22

•	Borrowing and Leverage: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Hedging Risk: Hedging is a strategy in which the Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	REIT Risk: The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Subprime mortgages are riskier and potentially less liquid than other mortgage-backed securities.

•	Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

•	Option Risk: The Fund may invest in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index
23

and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Covered or secured options means that the Fund will own the underlying security, while “uncovered” or naked options means that the Fund does not own the underlying security. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income. The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a

24

covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

•	Exchange Traded Funds (“ETFs”) Risk: An ETF, whether tracking or not tracking an index, may trade at a price that is lower than its NAV. When the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s current portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity

The computer systems, networks, and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other

25

compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corp. serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio. The Adviser's office is located at 349 Ridgedale Ave., East Hanover, NJ 07936. For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.30% of the Fund’s daily net assets. For the fiscal year ended September 30, 2024, the Adviser earned a fee equal to 1.30% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board of Trustees' approval of the management agreement between the Trust and the Adviser is available in the Fund's Form N-CSR for the period ended September 30, 2024.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund. For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows:

The Fund pays for administrative services at the end of each calendar month at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. Yow Shang David Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been

26

engaged in the securities business since 1990 and has been the manager of the Fund since its inception in June 2017.

The Fund’s SAI provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Who May Want to Invest in the Fund?

The Fund may be suitable for you if:

•	You are a long-term investor (at least 5 years);
•	Your investment goal is capital appreciation with income;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value; and
•	You have the financial ability to tolerate greater risk in exchange for potential long-term gains by investing in the five categories: Equity securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalent such as money market funds.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE” or the “Exchange”) is open for business. The Exchange is closed on weekends, most Federal holidays and Good Friday. NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

27

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the Adviser as the “valuation designee” may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser, as the valuation designee, may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Adviser, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities. As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Assets Allocation Plus Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent. Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET)

28

will receive the NAV calculated that day. Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day. The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Assets Allocation Plus Fund should be sent along with the completed account application to the Fund. Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Assets Allocation Plus Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number and wire instructions. Complete and sign the application form and mail it to the Fund at the above address. Instruct your bank to follow the instructions when wiring your payment to the Fund.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus. Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of

29

crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100. For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order before 4:00 p.m. Eastern time on any business day in accordance with the intermediary's procedures. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The

30

netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

REDEEMING YOUR SHARES

The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell, reduced by the redemption fee described below.

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Assets Allocation Plus Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Facsimile: (440) 922-0110

Redemptions Through a Financial Services Organization

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

You may redeem all or part of your investment in the Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial services organization before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET) will be effective that day. Redemption requests received by the Fund or a financial services organization after the close of trading on the NYSE are processed at the NAV determined on the following business day. The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.	Your account number.
2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3.	The signatures of all account owners exactly as they are registered on the account.
4.	Any required signature guarantees.
5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.
31

The Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally will be made no later than the third business day unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial services organization may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

The Fund’s custodial bank may charge a fee of $20 for redemptions by wire, returned checks and stop payments orders at prevailing rates. IRA accounts will be charged an $8.00 annual maintenance fee.

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 60 days after notice to bring the account up to $1,500 before any action is taken. This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser. See Tax Considerations on the following page.

Early Redemption Fees

The Fund will impose an Early Redemption Fee when the Fund is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund for shares of any other fund in the Upright Investments Trust.

Before exchanging shares, you should carefully read the Prospectus relating to the exchanged-for shares. Call your plan administrator or financial intermediary or the transfer agent at the number below to request an exchange, for any questions regarding

32

exchanging shares, or to obtain a current prospectus for the fund into which you wish to exchange.

You may also write a letter of instruction indicating the Fund names, dollar/share amount, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial intermediary or plan administrator, or mail or fax to the Transfer Agent listed in the SAI.

You may be subject to tax liability as a result of your exchange. Please see the section on Tax Considerations for more information.

The Fund reserves the right in its sole discretion to amend or terminate the exchange privilege at any time, for any reason.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction that will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

33

You will be advised annually of the source of distributions for federal income tax purposes.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

34

FINANCIAL HIGHLIGHTS

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns information in the table represents the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table for the fiscal years ended September 30, 2023 and September 30, 2024, has been derived from the financial statements audited by Myron Yang CPA & Associates, PLLC. Information derived from financial statements for prior fiscal years was audited by the Fund’s prior auditors. The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s annual Form N-CSR for the period ended September 30, 2024, which is available upon request.

Financial Highlights

Selected data for a share outstanding throughout each year

Years Ended				
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net Asset Value, at Beginning of Year	$ 9.48	$ 8.51	$ 12.88	$ 7.83	$ 6.60
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	(0.04)	0.03	0.16	(0.09)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.88	1.09	(4.53)	5.19	1.35
Total from Investment Operations	3.84	1.12	(4.37)	5.10	1.23
Distributions:					
Net Investment Income	(0.09)	-	-	-	-
Realized Gains	-	(0.15)	-	(0.05)	-
Total from Distributions	(0.09)	(0.15)	-	(0.05)	-
Paid in capital from redemption fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 13.23	$ 9.48	$ 8.51	$ 12.88	$ 7.83
Total Return **	40.67%	13.08%	(33.93)%	65.30%	18.64%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 2,345	$ 1,669	$ 1,413	$ 1,884	$ 996
Ratio of Expenses to Average Net Assets	2.72%	2.87%	2.49%	2.21%	2.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)%	0.29%	1.31%	(1.02)%	(1.72)%
Portfolio Turnover	0.00%	0.00%	1.41%	1.75%	5.03%

*Per share net investment income has been determined on the basis of average shares outstanding during the year.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Less than $0.005 per share.

35

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end. In the Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. There are three ways to request the Fund’s SAI, annual or semi-annual report, financial statements and other information about the Fund, as well as to make shareholder inquiries.

1.	Call or write for one, and a copy will be sent without charge.
Upright Assets Allocation Plus Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-877-385-2720  (For General Inquiries)
As of the date of this Prospectus, the Fund did not have an Internet Website.

2.	The U.S Securities and Exchange Commission will provide persons who do not have access to the internet to obtain these records by contacting the Commission’s Office of FOIA, Freedom of Information Act, Services by telephone at 202-551-7900 or by email at foiapa@sec.gov.

3.	Obtain reports about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov for a text-only version.

UPRIGHT INVESTMENTS TRUST SEC File No. 811-08723

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

36

PRIVACY NOTICE

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

• Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

37

UPRIGHT ASSETS ALLOCATION PLUS FUND

UPAAX

(the “Fund”)

STATEMENT OF ADDITIONAL INFORMATION

November 20, 2025

This Statement of Additional Information (the “SAI”) is not a prospectus but should be read in conjunction with the Fund's Prospectus dated November 20, 2025, which may be obtained by writing the Fund at Upright Assets Allocation Plus Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or calling the Fund at 1-440-922-0066. The Fund is a series of Upright Investments Trust.

38

Investment Adviser and Administrator

Upright Financial Corp

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

The Huntington National Bank

7 Easton Oval EA5W72

Columbus, OH 43219

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Myron Yang CPA & Associates, PLLC

38-08 Union St., #2A

Flushing, NY 11345

39

DESCRIPTION OF THE TRUST

Organization. Upright Assets Allocation Plus Fund is a diversified series of Upright Investments Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust on March 4, 1998, and the Fund commenced operations on June 12, 2017. The Trust was established under the laws of Delaware by Declaration of Trust (the “Trust Agreement”) and consists of three series. The Trust Agreement provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets. The Trustees will issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund has one class of shares, and does not issue share certificates. The Trust keeps and maintains each series records that are separate and distinct from any and all other series’ records on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents assets that are separate and distinct from any and all other series’ assets, and is entitled to such dividends and distributions out of income belonging to the applicable class of the series as are declared by the Trustees. The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to a series shall be enforceable against the assets of that series only, and not against the assets of the Trust generally or any other series.

Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy and Sell Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see “Determination of Share Price” in the Prospectus.

The Fund is a “limited derivative user” as defined in Rule 18f-4 under the 1940 Act. This means the Fund’s derivatives exposure will not exceed 10% of its net assets. The Fund has adopted written policies and procedures reasonably designed to manage its derivatives risk. The procedures require the Adviser to monitor the Fund’s derivatives exposure and take action if the Fund’s derivatives exposure exceeds 10% of net assets.

Voting Rights. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share. There is no cumulative voting on the election of Trustees. The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable. Shareholders representing 10% or more of the trust or fund may, as

40

set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian. The Huntington National Bank, 7 Easton Oval EA5W72, Columbus, OH 43219, is custodian of the Fund's investments. The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant. Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Fund's transfer agent. MSS maintains the records of the shareholders’ account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

Independent Registered Public Accounting Firm. Myron Yang CPA & Associates, PLLC, 38-08 Union St. #2A, Flushing, NY 11354, serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements. The Fund's audited financial statements and independent auditor’s report required to be included in this SAI, are incorporated herein by reference to the Trust's annual Form N-CSR for the fiscal year ended September 30, 2024. You can obtain copies of the Fund’s annual and semi-annual Form N-CSRwithout charge by writing to the Fund at Upright Investments Trust, c/o Upright Financial Corp, 349 Ridgedale Ave., East Hanover, NJ 07936 or calling the Fund at 1-973-533-1818.

Proxy Voting Policies and Procedures.

No votes have been cast on securities held by the Fund during the reporting period. The Fund may not vote proxies if the position held by the Fund is too small to have any impact on the voting outcome. However, if the Fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the

41

Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock. The Fund’s proxy voting policies are summarized below.

●	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;
●	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The Adviser will pay particular attention to the following areas.

●	Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;
●	The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

Proxy Voting Record. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling 1-973-533-1818, or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies. The Fund’s fundamental investment policies and limitations cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. The other investment policies and limitations described in this SAI are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund. The following are the Fund's fundamental investment limitations set forth in their entirety. The Fund may not:

(1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a)

42

more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) invest more than 25% of its total assets in securities of companies principally engaged in any one industry or group of industries, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities (unless acquired as a result of ownership of securities or other investments), except that the Fund may purchase and sell futures contracts (including commodity futures) and options on futures (including options on commodity futures) to the fullest extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; and

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Non-Fundamental Policies. The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) invest in companies for the purpose of exercising control or management;

(3) invest more than 15% of its net assets in illiquid securities;

43

(4) purchase the securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

(5) invest more than 50% of its total assets in foreign securities or derivative instruments with exposure to foreign securities;

(6) purchase or sell options if the aggregate premium paid and received for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 15% limitation; and

(7) make short sales of securities in an aggregate amount greater than 35% of net assets. The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 5% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 35% limitation.

TYPES OF INVESTMENTS AND RISKS

Investment Company Securities. The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the 1940 Act, the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a

44

public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities. The Fund can invest in any equity security. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants. The Fund may invest up to 10% of its assets in warrants. A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price. Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate. Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price. The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income

45

characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADRs") are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities. ADRs are not subject to the limitation on purchases of foreign securities.

Firm Commitment Agreements. The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. The Fund will not enter into such agreements for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio. Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

46

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions. The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act. At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Exchange Traded Funds (“ETFs”). When an ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the

47

ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Sector Risk. The Fund may from time to time invest a significant amount of its assets in one single market segment like the technology or medical sectors. The Fund has adopted a fundamental investment restriction, which prohibits the Fund from investing more than 25% of its total assets, in securities of companies in any one industry. The technology sector may include various industries, such as computer; software; semiconductor; telecommunication; networking; internet; data storage service and computer peripherals. Although the Investment Adviser currently believes that investment by the Fund in certain technology, medical, and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Commodities Related Investments. The Fund seeks exposure to the commodities markets primarily through ETFs and may subject the Fund to greater volatility than investments in traditional securities. One of the inherent risks of geopolitical uncertainty risk, the world’s natural resources are located in various continents and the jurisdiction over these commodities lies with sovereign governments, international companies, and many other entities. The value of commodity related securities and commodity-linked derivative investments may be affected by changes in overall market movements such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, as well as the participation in the commodities markets of speculators.

Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full

48

faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Short Sales. The Fund may seek to realize additional gains or hedge investments by selling a security short. A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security. To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer. The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender. The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases. The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed

49

security. Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale). The assets in the segregated account are marked to market daily. The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations. Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted. A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available. In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the

50

range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff. Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear. In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund. However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the

51

issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

For the fiscal years ended September 30, 2022, September 30, 2023 and September 30, 2024, the Fund paid brokerage commissions of $0, $0 and $0, respectively.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the 1940 Act.

Trustees and Officers

The Board of Trustees supervises the Fund’s business activities and regulatory compliance.  The Board of Trustees holds regularly scheduled meetings throughout the year.  When necessary, the Board may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

The Board of Trustees consist of four individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or Adviser (“Independent Trustees”). Mr. Yow Shang David Chiueh, the Chairperson of the Board of Trustees, is an “interested person” as defined under the 1940 Act. Alice Chen and Chao Cho Yeh resigned as Independent Trustees on January 22 and 25, 2024, respectively. Accordingly, at a Special Shareholders Meeting held on June 23, 2024, Phyllis Yokley, Lei Angela Wang, and Elizabeth Cheng were elected to serve as Independent Trustees of the Board of Trustees.

The Trust does not have a "lead" independent trustee. The interested Chairperson together with an independent Audit Committee act as a team to provide the Board of Trustees the necessary expertise to oversee the Trust, identify risks, address shareholder concerns and needs. Due to the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairperson balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

The risks mutual funds face includes investment risk, compliance risk and valuation risk. The Board of Trustees monitors and tracks risk by: receiving and reviewing quarterly reports related to the performance and operations of the Fund; periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; meeting with representatives of key service providers, including the Fund's investment adviser, administrator, and the independent registered public accounting firm, to discuss the activities of the Fund. The Board of Trustees has concluded that its general oversight of the Adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board of Trustees to effectively administer its risk oversight function.

52

The following is a list of the Trustees and Officer of the Trust and each person’s principal occupation over the last five years. The business address of each Trustee and Officer is 349 Ridgedale Ave, East Hanover, NJ 07936.

Name, Address and Year of Birth	Position to be Held with the Trust	Term of Office	Principal Occupation(s) During the Past five Years	Number of Funds in the fund complex to be Overseen by Nominee	Other Directorships Held During the Past five Years
Phyllis Yokley, 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1951	Trustee	Indefinite	10/2021 – Present, Yokley CPA, PLLC Owner 9/2022 – 3/2024, Partner at PWN, LLP 1/2021 – 9/2021, Supervising Operations, Triangle Accounting Group, Cary, NC 6/2016 - 11/2020, CFO, Steel Buildings & Structures, Inc., Mount Airy, NC	3	10/2021 – present Yokley CPA, PLLC 1/2021 – 9/2021 Supervising Operations, Triangle Accounting Group, Cary, NC
Lei Wang, 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1984	Trustee	Indefinite	3/2024 – Present, Consultant 8020 Consulting 5/2009 – Present, CPA Wang & Company 6/2021 – 8/2022, IPO Team Lead, Sancai Holding Group 11/2017 – 5/2021, CFO, Hanfor (Beijing) Capital Management	3	None
53

Wen-Chung Cheng 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1964	Trustee	Indefinite	1998 - Present, Kravet Design, business owner/Sole Proprietor	3	None

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Yow Shang David Chiueh* 349 Ridgedale Ave. East Hanover, NJ 07936 Year of Birth: 1957	Trustee, Chairperson of the Board, Chief Financial Officer, and Chief Compliance Officer	1990- Present	1990 – Present, President of Upright Financial Corp	3	2004-Present Better World Fund, East Hanover, NJ

*Mr. Chiueh is considered an “interested person” of the Trust as defined in the 1940 Act due to his employment with the Adviser.

(1) The “Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.

Committees

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

54

The Audit Committee is composed of two Independent Trustees, Phyllis Yokley and Lei Wang. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust’s internal accounting and control structure, its auditing function and its financial reporting process; (ii) recommending to the Board of Trustees the appointment, retention or termination of the Trust’s independent registered public accounting firm; (iii) evaluating the independence of the Trust’s independent registered public accounting firm and reviewing the auditor’s disclosures and representations with respect to its independence; (iv) reviewing the qualifications of the auditor’s key personnel involved in the foregoing activities; (v) overseeing the work of the Trust’s independent registered public accounting firm, and resolving disagreements, if any, between the independent registered public accounting firm and management regarding financial reporting; (vi) pre-approving all auditing services and permissible non-auditing services to be provided to the Trust by the independent registered public accounting firm and pre-approving the independent registered public accounting firm’s engagement for non-audit services to the Trust-related entities where such services relate directly to the operations and financial reporting of the Trust; and (vii) considering such other matters as it may deem appropriate in carrying out the above responsibilities and any other matters that may be assigned to it by the Board of Trustees. During the fiscal year ended September 30, 2024, the Audit Committee met twice.

Management and Trustee Ownership

As of December 31, 2024, the Trustees owned the following amounts in the Fund and the Fund Complex:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In the Fund Complex(1)
Yow Shang David Chiueh	Over $100,000	Over $100,000
Chao Cho Yeh (2)	Over $100,000	Over $100,000
Alice Chen(2)	None	None
Phyllis Yokley	None	None
Lei Wang	None	None
Wen-Chung Cheng	None	None
(1)	“Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.
(2)	Mr. Yeh and Ms. Chen resigned as Independent Trustees in January 2024.

As of December 31, 2024, the trustees, who are not interested persons of the Fund, and their immediate family members, owned the following amounts in the Fund:

55

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Chao Cho Yeh(1)	Self	None	None	Over $100,000	25%
	Phillip Yeh - Son	None	None	Over $100,000	10%
	Rebekah Yeh - Daughter	None	None	Over $100,000	9%

(1)	Mr. Yeh resigned as Independent Trustee in January 2024.

As of the date of this SAI, no Independent Trustee beneficially owned securities of the Adviser or principal underwriter of the Fund.

Trustee Compensation

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. The Independent Trustees receive payment for the meetings attended. Members of the Audit Committee receive additional compensation to recognize the greater time commitment required by their respective responsibilities. The Board reviews periodically projects that increase an Independent Trustee’s workload and provides additional compensation as appropriate.

The following table sets forth the payment of each current Trustee of the Fund for his or her services for the fiscal year ended September 30, 2024.

Name and Position	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Payment From the Fund and Fund Complex
Yow Shang David Chiueh	None	None	None	None
Alice Chen(1)	$340	None	None	$2,800
Chao Cho Yeh(1)	$240	None	None	$2,200
Phyllis Yokley	$160	None	None	$1,800
Lei Wang	$160	None	None	$1,800
Wen-Chung Cheng	$82	None	None	$900

(1) Ms. Chen and Mr. Yeh resigned as Independent Trustees in January 2024.

Code of Ethics

Pursuant to the requirements of Rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices, and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and

56

the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold, or held by the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Upright Financial Corp serves as the Fund's investment adviser (“Adviser”) and as the Fund's administrator (“Administrator”). Mr. Yow Shang David Chiueh owns and controls 100% of the stock of the Adviser. In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Trust if such persons are employees of the Adviser or are its affiliates.

Under the Advisory Agreement, Upright Financial Corp determines which securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Trust, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.30% of the Fund's daily net assets. For the fiscal years ended September 30, 2022, 2023 and 2024 the Fund paid advisory fees of $22,413, $25,424, and $27,096, respectively.

The Board of Trustees of the Fund, including a majority of the Independent Trustees approved the Advisory Agreement on June 23, 2017. The Advisory Agreement continued in effect for two years initially and continues from year to year provided that such continuance is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereafter in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereafter. A discussion regarding the basis for the Board of Trustees’ renewal of the Advisory Agreement is available in the Fund’s annual From N-CSR dated September 30, 2024.

Under the Administration Agreement, Upright Financial Corp renders all administrative and supervisory services to the Fund. Upright Financial Corp oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corp also arranges for the preservation of journals, ledgers, corporate

57

documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corp is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corp has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Services, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corp assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to Upright Financial Corp. at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million. For the fiscal years ended September 30, 2024, September 30, 2023 and September 30, 2022, the Fund paid $9,379, $4,029 and $7,758, respectively, in administrative fees to Upright Financial Corp. The Fund remains its position of giving its administrative tasks to Upright Financial Corp, a constant provider of administration services during both economically good and bad times. The fees Upright Financial Corp charges are comparably lower than those of similar service providers.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

PORTFOLIO MANAGER

Mr. Chiueh is the portfolio manager responsible for the day-to-day management of the Fund. As of September 30, 2024, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$23,644,870	0	$0
58

Other Pooled Investment Vehicles	1	$9,335,047	0	$0
Other Accounts	36	$37,451,600	0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another. This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below). Further, a potential conflict could include Mr. Chiueh's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Compensation

Mr. Chiueh's compensation from the Adviser is not fixed. Since he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability. Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1.30% of the Fund's average daily net assets. While other clients might pay performance fees the Adviser according to contractual policies, the Fund does not pay performance fees to the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in shares of the Fund as of September 30, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Yow Shang David Chiueh	Over $100,001

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or

59

acknowledges the existence of such control. As of October 31, 2025, the following persons owned of record 5% or more of the shares of the Fund:

Name & Address	Type of Ownership	Percentage of Fund Shares
C Yeh Morris Plains, NJ	Record	29.22%
Y Huang Taipei, Taiwan	Record	28.80%
P Yeh Morris Plains, NJ	Record	9.82%
Y Chiueh East Hanover, NJ	Record	9.64%
R Yeh Morris Plains, NJ	Record	9.10%
Apex Clearing Corporation Dallas, TX	Record	6.02%

Management Ownership

As of December 31, 2024, Mr. Yow Shang Chiueh owned 10.17% of the outstanding shares of the Fund. No other Trustees or officer owned shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. Effective May 18, 2026, the Fund will file a schedule of portfolio holdings with the SEC on Form N-PORT within 30 days of the end of each month. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third-party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third-party servicing agents are the Adviser, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is

60

disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. (“Lipper”) in order for Lipper to assign a rating or ranking to the Fund. In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets. Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund. The Fund has qualified and continues to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

61

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distributions. Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

62

Upright Investments Trust

Part C. OTHER INFORMATION

Item 23. Exhibits

(a)	Articles of Incorporation – Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)	Bylaws – Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)	Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)	Investment Advisory Contracts – Investment Advisory Agreement dated October 1, 2017 between the Registrant and Upright Financial Corp is incorporated by reference to Exhibit (d) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2025.

(e)	Underwriting Agreement - None

(f)	Bonus or Profit Sharing Contracts - None

(g)	Custodian Agreements - Custody Agreement dated March 19, 2024 between the Registrant and The Huntington National Bank is incorporated by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(h)	Other Material Contracts – Accounting Services Agreement dated April 1, 2023 between the Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit (h) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(i)	Legal Opinion - Legal Opinion and Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions - Consent of Myron Yang CPA & Associates, PLLC is filed herewith.

(k)	Omitted Financial Statements – None.

(l)	Initial Capital Agreements – Subscription Agreement is incorporated by reference to Exhibit (l) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(m)	Rule 12b-1 Plan - None

(n)	Rule 18f-3 Plan - None

(o)	Reserved

(p)	Code of Ethics - Code of Ethics for Upright Investments Trust and Upright Financial Corp is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the Registrant's trustees and officers under certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

       All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corp. (File No. 801-38340). The following sections of Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part II

(b) Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriter

None

Item 28. Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave., East Hanover, NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Huntington National Bank, 7 Easton Oval EA5W72, Columbus, OH 43219. All books and records required are to be maintained by the Transfer Agent and are held at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29. Management Services

None

Item 30. Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 54 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover, and the State of New Jersey on the 20 day of November, 2025.

Upright Investments Trust

By: /s/ Yow Shang David Chiueh

Yow Shang David Chiueh

President/Principal Executive Officer/Principal Financial Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on November 20, 2025.

Signature	Title	Date
/s/ Phyllis Yokley	Trustee	November 20, 2025
Phyllis Yokley

/s/ Lei Wang	Trustee	November 20, 2025
Lei Wang

/s/ Wen-Chung Cheng	Trustee	November 20, 2025
Wen-Chung Cheng

Exhibit Index

(i)	Legal Opinion and Consent
(j)	Consent of Auditor

As filed with the Securities and Exchange Commission on November 20, 2025

Securities Act of 1933 File No. 333-49109

Investment Company Act of 1940 File No. 811-08723

Securities and Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under

The Securities Act Of 1933 [X]

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [37]

Registration Statement Under

The Investment Company Act Of 1940 [X]

Amendment No. [54]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address Of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

Yow Shang David Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

UPRIGHT GROWTH & INCOME FUND (UPDDX)

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Avenue

East Hanover, NJ 07936

(973) 533-1818

Dated

November 20, 2024

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

THE FUND
What is the Fund's Primary Investment Objective?	5
What are the Fund's Fees and Expenses?	5
Shareholder Fees	5
Annual Fund Operating Expenses	5
An Example of Fund Expenses Over Time	5
Portfolio Turnover	6
What are the Fund's Principal Investment Strategies?	6
The Principal Investment Selection Process	7
Temporary Defensive Strategy	7
What are the Principal Risk of Investing in the Fund?	7
Performance History	11
Investment Adviser	13
The Fund's Portfolio Managers	13
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-dealers and Other Financial Intermediaries	13
Additional Information on Investment Policies and Risks	14

THE FUND'S INVESTMENT ADVISER
The Fund's Adviser	21
The Fund's Portfolio Managers	22

HOW TO BUY AND SELL SHARES
Determination of Share Price	23
Valuing Fund Assets	23
Minimum Investment Amounts	23
Opening and Adding To Your Account	24
Purchases by Mail	24
Purchases by Wire	24
Purchases through Financial Service Organizations	24
Automatic Investment Plan	25
Miscellaneous Purchase Information	25

REDEEMING YOUR SHARES
By Mail	26
Redemption At The Option Of The Fund	27
Early Redemption Fees	27

EXCHANGE PRIVILEGES
DIVIDENDS AND DISTRIBUTIONS	28
TAX CONSIDERATIONS	28

GENERAL INFORMATION	29
FINANCIAL HIGHLIGHTS	29
FOR MORE INFORMATION	30

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is to seek current income consistent with growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees: (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount Redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$20.00

Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)

Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	1.40%
Acquired Fund Fees and Expenses (1)	0.25%
Total Annual Fund Operating Expenses	3.15%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

5

1 Year	3 Years	5 Years	10 Years
$293	$898	$1,528	$3,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

The adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income investing and balance investing. The value investing investment style includes the selection of stocks that, in the opinion of the adviser, are trading below their intrinsic value. The equity income investing investment style includes making investments that benefit from stock price appreciation while also receiving a steady stream of income. The balance investing investment style includes adjustments to restore balance if the Fund’s portfolio is skewed towards either “growth” or “value.” Additionally, if certain sectors become temporarily overvalued due to market sentiment, the adviser may shift its focus to underperforming sectors for potential investments. Under normal circumstances, the Fund will:

•	Invest 50-80% of the Fund’s net assets in U.S. domiciled equity securities (including exchange traded funds) broadly diversified by company and industry, including above-average dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends.

•	Invest up to 30% of the Fund’s assets in equity and fixed income securities principally traded in foreign markets excluding the U.S. market.

•	Invest 10-40% of the Fund’s assets in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by the Adviser.

•	Invest without regard to market capitalization.

•	Engage in an options trading strategy primarily to generate income when market conditions warrant. Because options may be riskier than other types of investments, the Fund’s use of options is limited to the aggregate premium, which is the total of paid and received premiums, up to no more than 10% of the Fund’s net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 10% limitation.
6

•	Make short sales of securities in an aggregate amount greater than 25% of the Fund’s net assets when market conditions warrant. The value of the securities of any one issuer shorted by the Fund is limited to less than 3% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector.

The Principal Investment Selection Process

When selecting investments for the Fund, the adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, a company’s annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports~~,~~ and other media information sources. The adviser will sell an investment when the adviser believes that the investment is no longer attractive based on its growth potential, price, or both. The adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

7

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.

•	Value Investing Style Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. Undervalued securities entail a significant risk of the company’s share price underperformance could last for years or may never attaining their potential value. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.
8

•	Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments may encounter short-term troubles or poor market conditions that lead to short-term weakness and the issuer may not continue to pay dividends at the same level or at all in the future.
•	Fixed Income Securities Risks: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o   Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The U.S. Federal Reserve Bank will raise the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o   Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.

o   Inflation Risk: Cash flows from an investment may not be worth as much in the future because of decreased purchasing power of income due to inflation. This risk is also known as purchasing power risk.

o   Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Exchange Traded Funds (ETFs) Risk: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.
•	High Yield Securities Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.
9

•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Large Capitalization Companies Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be
10

subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	Short Selling Risk: If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Sector Risk: The Fund may from time to time invest a significant portion of its investments in one single market segment like the artificial intelligence sector. Although the Adviser currently believes that investments by the Fund in certain sectors, such as the artificial intelligence sector, may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Performance History

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and a supplemental index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

11

Best and Worst Quarterly Returns

Best	Worst
2020 4th Quarter	2022 2nd Quarter
35.84%	-26.76

The Fund’s performance for the quarter ended September 30, 2025 was 14.93%.

12

Average Annual Total Return as of December 31, 2024

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	1 Year	5 Years	Since Inception
Return Before Taxes	47.53%	21.44%	10.35%
Return After Taxes on Distributions	47.53%	21.17%	10.06%
Return After Taxes on Distributions and Sale of Fund Shares	28.14%	17.44%	8.20%
Dow Jones US Total Stock Market Index(*) (reflects no deductions for fees and expenses)	23.64%	13.74%	13.38%
Bloomberg Barclays US Gov’t/Credit Index(*) (reflects no deductions for fees and expenses)	1.18%	-0.21%	1.15%
S&P 500 Index(*) (reflects no deductions for fees and expenses)	25.02%	14.51%	14.17%

*	The Fund’s benchmarks changed from the S&P 500 Index to the Dow Jones US Total Stock Market Index and Bloomberg Barclays US Government/Credit Bond Index to better reflect the Fund’s investment characteristics.

Investment Adviser

Upright Financial Corp. is the Fund’s investment adviser (the “Adviser”).

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. Yow Shang David Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990. Mr. Chiueh has been the manager of the Fund since its inception in June 2017.

Purchase and Sale of Fund shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. The minimum initial investment for non-qualified account is $2,000 and the minimum for additional purchases is $100. You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your requests.

13

Tax information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

Primary Investment Objective

The Fund’s investment objective is to seek current income consistent with growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income investing and balance investing. The value investing investment style includes the selection of stocks that, in the opinion of the adviser, are trading below their intrinsic value. The equity income investing investment style includes making investments that benefit from stock price appreciation while also receiving a steady stream of income. The balance investing investment style includes adjustments to restore balance if the Fund’s portfolio is skewed towards either “growth” or “value.” Additionally, if certain sectors become temporarily overvalued due to market sentiment, the adviser may shift its focus to underperforming sectors for potential investments. Under normal circumstances, the Fund will:

•	Invest 50-80% of the Fund’s net assets in U. S. domiciled equity securities (including exchange traded funds) broadly diversified by company and industry, including above-average dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends.

•	Invest up to 30% of the Fund’s assets in equities and fixed income securities principally traded in foreign markets excluding the US market.
14

•	Invest 10-40% of the Fund’s assets in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by the Adviser.

•	Invest without regard to market capitalization.

•	Engage in an options trading strategy primarily to generate income when market conditions warrant. Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, up to no more than 10% of the Fund’s net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 10% limitation.

•	Make short sales of securities in an aggregate amount greater than 25% of the Fund’s net assets when market conditions warrant. The value of the securities of any one issuer shorted by the Fund is limited to less than 3% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, a company’s annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports~~,~~ and other media information sources. The Adviser will sell an investment when the Adviser believes that the investment is no longer attractive based on its growth potential, price, or both. The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

15

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Principal Risks

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.

16

•	Value Investing Style Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. Undervalued securities entail a significant risk of the company’s share price underperformance could last for years or may never attaining their potential value. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

•	Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments may encounter short-term troubles or poor market conditions that lead to short-term weakness and the issuer may not continue to pay dividends at the same level or at all in the future.
•	Fixed Income Securities Risks: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.
o	Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank will raised the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.
o	Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.
o	Inflation Risk: Cash flows from an investment may not be worth as much in the future because of decreased purchasing power of income due to inflation. This risk is also known as purchasing power risk.
o	Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Exchange Traded Funds (“ETFs”) Risk: An ETF, whether tracking or not tracking an index, may trade at a price that is lower than its NAV. When the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the
17

risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

•	High Yield Securities Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities and may decline significantly in periods of general economic difficulty. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Large Capitalization Companies Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the
18

Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	Short Selling Risk: If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

•	Restricted and Illiquid Securities Risk: The Fund may invest up to 15% of its assets in securities that are determined by the Adviser to be illiquid. This means that the securities may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. These securities may present a greater risk of loss than other types of securities and therefore the Fund is limited as to the percentage of illiquid securities that it may hold.

•	Options Risk: The Fund may invest in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments
19

representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Covered or secured options means that the Fund will own the underlying security, while “uncovered” or naked options means that the Fund does not own the underlying security. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income. The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involve certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transactions were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index

20

will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.
•	Sector Risk: The Fund may from time to time invest a significant portion of its investments in one single market segment like the artificial intelligence sector. Although the Adviser currently believes that investments by the Fund in certain sectors, such as the artificial intelligence sector, may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s current portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity

The computer systems, networks, and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s

21

shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corp. serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio. The Adviser's office is located at 349 Ridgedale Ave., East Hanover, NJ 07936. For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund’s daily net assets. For the fiscal year ended September 30, 2024, the Adviser earned a fee equal to 1.50% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board of Trustees' approval of the management agreement between the Trust and the Adviser, on behalf of the Fund, is available in the Fund's Form N-CSR to shareholders for the period ended September 30, 2024.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund. For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows.

The Fund shall pay for administrative services at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. Yow Shang David Chiueh, senior portfolio manager and President of the Adviser. He has been engaged in the securities business since 1990. Mr. Chiueh has been the manager of the Fund since its inception in June 2017.

The Fund’s SAI provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

22

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Who May Want to Invest in the Fund?

The Fund may be suitable for you if:

•	You are a long-term investor (at least 5 years);
•	Your investment goal is capital appreciation with income;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value; and
•	You have the financial ability to tolerate greater risk in exchange for potential long-term gains.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE” or the “Exchange”) is open for business. The Exchange is closed on weekends, most Federal holidays and Good Friday. NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the Adviser as the “valuation designee” may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser, as the valuation designee, may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Adviser, however, may not be able to assign an accurate fair value price to securities

23

issued by small capitalization companies, foreign securities and other thinly traded securities. As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for both qualified and non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Growth & Income Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent. Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day. Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day. The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Growth and Income Fund should be sent along with the completed account application to the Fund. Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Growth and Income Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

24

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number and wire instructions. Complete and sign the application form and mail it to the Fund at the above address. Instruct your bank to follow the instructions when wiring your payment to the Fund.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus. Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100. For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S.

25

bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order before 4:00 p.m. Eastern time on any business day in accordance with the intermediary's procedures. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

REDEEMING YOUR SHARES

The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell, reduced by the redemption fee described below.

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Growth and Income Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Facsimile: (440) 922-0110

26

Redemptions Through a Financial Services Organization

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

You may redeem all or part of your investment in the Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial services organization before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET) will be effective that day. Redemption requests received by the Fund or a financial services organization after the close of trading on the NYSE are processed at the NAV determined on the following business day. The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.	Your account number.
2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3.	The signatures of all account owners exactly as they are registered on the account.
4.	Any required signature guarantees.
5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

The Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial services organization may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

The Fund’s custodial bank may charge a fee of $20 for redemptions by wire, returned checks and stop payments orders at prevailing rates. IRA accounts will be charged an $8.00 annual maintenance fee.

Redemption at the Option of the Fund

27

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 60 days after notice to bring the account up to $1,500 before any action is taken. This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser. See Tax Considerations below on the following page.

Early Redemption Fees

The Fund will impose an Early Redemption Fee when the ~~F~~und is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund for shares of any other fund in the Upright Investments Trust.

Before exchanging shares, you should carefully read the Prospectus relating to the exchanged-for shares. Call your plan administrator or financial intermediary or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the fund into which you wish to exchange.

You may also write a letter of instruction indicating the fund names, dollar/share amount, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial intermediary or plan administrator, or mail or fax to the Transfer Agent listed in the SAI.

You may be subject to tax liability as a result of your exchange. Please see the section on Tax Considerations for more information.

The Fund reserves the right in its sole discretion to amend or terminate the exchange privilege at any time, for any reason.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

28

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction that will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FINANCIAL HIGHLIGHTS

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects

29

financial results for a single Fund share. The total returns information in the table represents the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table for the fiscal years ended September 30, 2023 and September 30, 2024 has been derived from the financial statements audited by Myron Yang CPA & Associates, PLLC. Information derived from financial statements for prior fiscal years was audited by the Fund’s prior auditors. The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s annual Form N-CSR for the period ended September 30, 2024, which is available upon request.

Financial Highlights

Selected data for a share outstanding throughout each year

30

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. There are three ways to request the Fund’s SAI, annual or semi-annual report, financial statements and other information about the Fund, as well as to make shareholder inquiries.

1.	Call or write for one, and a copy will be sent without charge.
Upright Growth & Income Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-877-385-2720 (For General Inquiries)
As of the date of this Prospectus, the Fund did not have an Internet Website.

2.	The U.S. Securities and Exchange Commission will provide persons who do not have access to the internet to obtain these records by contacting the Commission’s Office of FOIA, Freedom of Information Act, Services by telephone at 202-551-7900 or by email at foiapa@sec.gov.

3.	Obtain reports about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov for a text-only version.

UPRIGHT INVESTMENTS TRUST SEC File Number 811-08723

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

PRIVACY NOTICE

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

31

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

• Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

32

UPRIGHT GROWTH AND INCOME FUND

UPDDX

(the “Fund”)

STATEMENT OF ADDITIONAL INFORMATION

November 20, 2025

This Statement of Additional Information (the “SAI”) is not a prospectus but should be read in conjunction with the Fund’s Prospectus dated November 20, 2025, which may be obtained by writing the Fund at Upright Growth and Income Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or calling the Fund at 1-440-922-0066. The Fund is a series of Upright Investments Trust.

33

Investment Adviser and Administrator

Upright Financial Corp.

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

The Huntington National Bank

7 Easton Oval EA5W72

Columbus, OH 43219

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Myron Yang CPA & Associates, PLLC

38-08 Union St., #2A

Flushing, NY 11354

34

DESCRIPTION OF THE TRUST

Organization. Upright Growth and Income Fund is a diversified series of Upright Investments Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust on March 4, 1998, and the Fund commenced operations on June 12, 2017. The Trust was established under the laws of Delaware by Declaration of Trust (the “Trust Agreement”) and consists of three series. The Trust Agreement provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets. The Trustees will issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund has one class of shares and does not issue share certificates. The Trust keeps and maintains each series records that are separate and distinct from any and all other series’ records on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents assets that are separate and distinct from any and all other series’ assets and is entitled to such dividends and distributions out of income belonging to the applicable class of the series as are declared by the Trustees. The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to a series shall be enforceable against the assets of that series only, and not against the assets of the Trust generally or any other series.

Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy and Sell Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see “Determination of Share Price” in the Prospectus.

The Fund is a “limited derivative user” as defined in Rule 18f-4 under the 1940 Act. This means the Fund’s derivatives exposure will not exceed 10% of its net assets. The Fund has adopted written policies and procedures reasonably designed to manage its derivatives risk. The procedures require the Adviser to monitor the Fund’s derivatives exposure and take action if the Fund’s derivatives exposure exceeds 10% of net assets.

Voting Rights. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share. There is no cumulative voting on the election of Trustees. The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable. Shareholders representing 10% or more of the trust or a fund may,

35

as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian. The Huntington National Bank, 7 Easton Oval EA5W72, Columbus, OH 43219, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant. Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Fund’s transfer agent. MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

Independent Registered Public Accounting Firm. Myron Yang CPA & Associates, PLLC, 38-08 Union St. #2A, Flushing, NY 11354, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements. The Fund’s audited financial statements and independent auditor’s report required to be included in this SAI, are incorporated herein by reference to the Trust’s annual Form N-CSR for the fiscal year ended September 30, 2024.You can obtain copies of the Fund’s annual and semi-annual Form N-CSR without charge by writing to the Fund at Upright Investments Trust, c/o Upright Financial Corp., 349 Ridgedale Ave., East Hanover, NJ 07936 or calling the Fund at 1-973-533-1818.

Proxy Voting Policies and Procedures.

No votes have been cast on securities by the Fund during the reporting period. The Fund may not vote proxies if the position held by the Fund is too small to have any impact on the voting outcome. However, if the Fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is

36

required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock. The Fund’s proxy voting policies are summarized below.

●	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;
●	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The Adviser will pay particular attention to the following areas.

●	Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;
●	The management and board of directors share goals and mutual interest in the benefit of the company’s shareholders;

Proxy Voting Record. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies. The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act of the Fund. The other investment policies and limitations described in this SAI are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund. The following are the Fund's fundamental investment limitations set forth in their entirety. The Fund may not:

(1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% or the outstanding voting securities of that issuer;

37

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) invest more than 25% of its total assets in securities of companies principally engaged in any one industry or group of industries, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities (unless acquired as a result of ownership of securities or other investments), except that the Fund may purchase and sell futures contracts (including commodity futures) and options on futures (including options on commodity futures) to the fullest extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; and

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Non-Fundamental Policies. The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) invest in companies for the purpose of exercising control or management;

(3) invest more than 15% of its net assets illiquid securities;

(4) invest in oil, gas or other mineral exploration or development programs or leases;

(5) purchase the securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

38

(6) invest more than 50% of its net assets in foreign securities that are not traded on U.S. exchanges;

(7) purchase or sell options if the aggregate premium paid and received for all call and put options then held exceeds 10% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 10% limitation; and

(8) make short sales of securities in an aggregate amount greater than 35% of net assets. The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 5% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 35% limitation.

TYPES OF INVESTMENTS AND RISKS

Investment Company Securities. The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the 1940 Act, the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or

39

the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities. The Fund can invest in any equity security. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants. The Fund may invest up to 10% of its assets in warrants. A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price. Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate. Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price. The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption,

40

the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADRs") are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities. ADRs are not subject to the limitation on purchases of foreign securities.

Firm Commitment Agreements. The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. The Fund will not enter into such agreements for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio. Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

41

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions. The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act. At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Exchange Traded Funds (“ETFs”). When an ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which

42

the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Sector Risk. The Fund may from time-to-time invest a significant portion not to exceed 25% of the Fund’s assets in a single market segment, such as the technology or medical sector. The Adviser will also look through any underlying funds to make sure they are not heavily invested in the same sectors causing the Fund to exceed the 25% threshold. The Fund may invest in the following industries, all of which would be classified in the technology sector: computer; software; computer peripherals; data storage service; networking; semiconductors and telecommunication, etc. Although the Adviser currently believes those investments by the Fund in the technology and/or medical sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. One of the risks of concentration in a certain market sector is that the value of such investments may fluctuate dramatically, and may be more adversely affected by market changes.

•	Artificial Intelligence Risk: Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related information privacy and data protection, may have an impact on a company’s products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

•	Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily
43

dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

•	Medical Sector Risk: This is an industry that is greatly affected by clinical-trial data, and surprises about the outcomes of the data can affect the stock price tremendously. Positive surprises - better-than-expected clinical data, faster time to market, etc. - can cause stocks to appreciate significantly in a short time period, while negative surprises can have the opposite effect. In addition, aftermarket data, such as the number of prescriptions written, market share, FDA warnings or the loss of a patent will affect investments. This is an industry that requires active monitoring on the part of the investor.

Borrowing and Leverage. The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

Hedging Risk. Hedging is a strategy in which a Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related

44

government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Short Sales. The Fund may seek to realize additional gains or hedge investments by selling a security short. A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security. To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer. The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender. The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases. The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security. Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).

45

The assets in the segregated account are marked to market daily. The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations. Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted. A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available. In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff. Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher

46

commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear. In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund. However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

For the fiscal years ended September 30, 2022, September 30, 2023 and September 30, 2024, the Fund paid brokerage commissions of $0, $0 and $0, respectively.

MANAGEMENT OF THE FUND

47

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the 1940 Act.

Trustees and Officers

The Board of Trustees supervises the Fund’s business activities and regulatory compliance.  The Board of Trustees holds regularly scheduled meetings throughout the year.  When necessary, the Board of Trustees may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

The Board of Trustees regularly reviews the following: 1) overall Fund performance, 2) internal controls per compliance guidelines, 3) renewing or approving contracts with, but not limited to, the Adviser, Independent Auditor, Fund’s insurance provider, etc. 4) audit results and the associated remediation.

The Board of Trustees consists of four individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or Adviser (“Independent Trustees”). Mr. Yow Shang David Chiueh, the Chairperson of the Board of Trustees, is an “interested person” as defined under the 1940 Act.  Alice Chen and Chao Cho Yeh resigned as Independent Trustees on January 22 and 25, 2024, respectively. Accordingly, in a Special Shareholders Meeting held on June 23, 2024, Phyllis Yokley, Angela Wang, and Elizabeth Cheng were elected to serve as Independent Trustees of the Board of Trustees.

The Trust does not have a "lead" independent trustee. The interested Chairperson together with an independent Audit Committee act as a team to provide the Board of Trustees the necessary expertise to oversee the Trust, identify risks, address shareholder concerns and needs. Due to the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairperson balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

The risks mutual funds face include investment risk, compliance risk and valuation risk. The Board of Trustees monitors and tracks risk by: receiving and reviewing quarterly reports related to the performance and operations of the Fund; periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; meeting with representatives of key service providers, including the Fund's investment adviser, administrator, and the independent registered public accounting firm, to discuss the activities of the Fund. The Board of Trustees has concluded that its general oversight of the Adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

The following is a list of the Trustees and Officer of the Trust and each person’s principal occupation over the last five years. The business address of each Trustee and Officer is 349 Ridgedale Ave, East Hanover, NJ 07936.

48

Name, Address and Year of Birth	Position to be Held with the Trust	Term of Office	Principal Occupation(s) During the Past five Years	Number of Funds in the fund complex to be Overseen by Nominee	Other Directorships Held During the Past five Years
Phyllis Yokley, 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1951	Trustee	Indefinite	10/2021 – Present, Yokley CPA, PLLC Owner 9/2022 – 3/2024, Partner at PWN, LLP 1/2021 – 9/2021, Supervising Operations, Triangle Accounting Group, Cary, NC 6/2016 - 11/2020, CFO, Steel Buildings & Structures, Inc., Mount Airy, NC	3	10/2021 – present Yokley CPA, PLLC 1/2021 – 9/2021 Supervising Operations, Triangle Accounting Group, Cary, NC
Lei Wang, 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1984	Trustee	Indefinite	3/2024 – Present, Consultant 8020 Consulting 5/2009 – Present, CPA Wang & Company 6/2021 – 8/2022, IPO Team Lead, Sancai Holding Group 11/2017 – 5/2021, CFO, Hanfor (Beijing) Capital Management	3	None
49

Wen-Chung Cheng 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1964	Trustee	Indefinite	1998 - Present, Kravet Design, business owner/Sole Proprietor	3	None

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Yow Shang David Chiueh* 349 Ridgedale Ave. East Hanover, NJ 07936 Year of Birth: 1957	Trustee, Chairperson of the Board, Chief Financial Officer, and Chief Compliance Officer	1990- Present	1990 – Present, President of Upright Financial Corp	3	2004-Present Better World Fund, East Hanover, NJ

*Mr. Chiueh is considered an “interested persons” of the Trust as defined in the 1940 Act due to his employment with the Adviser.

(1) The “Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.

Committees

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of two Independent Trustees, Phyllis Yokley and Lei Wang. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust’s internal accounting and control structure, its auditing function and its financial reporting process; (ii) recommending to the Board of Trustees the appointment, retention or termination of the Trust’s independent registered public accounting firm; (iii) evaluating the independence of the Trust’s independent registered public accounting firm and reviewing the auditor’s disclosures and

50

representations with respect to its independence; (iv) reviewing the qualifications of the auditor’s key personnel involved in the foregoing activities; (v) overseeing the work of the Trust’s independent registered public accounting firm, and resolving disagreements, if any, between the independent registered public accounting firm and management regarding financial reporting; (vi) pre-approving all auditing services and permissible non-auditing services to be provided to the Trust by the independent registered public accounting firm and pre-approving the independent registered public accounting firm’s engagement for non-audit services to the Trust-related entities where such services relate directly to the operations and financial reporting of the Trust; and (vii) considering such other matters as it may deem appropriate in carrying out the above responsibilities and any other matters that may be assigned to it by the Board of Trustees. During the fiscal year ended September 30, 2024, the Audit Committee met twice.

Management and Trustee Ownership

As of December 31, 2024, the Trustees owned the following amounts in the Fund and the Fund Complex:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Fund Complex(1)
Yow Shang David Chiueh	Over $100,000	Over $100,000
Chao Cho Yeh (2)	Over $100,000	Over $100,000
Alice Chen(2)	None	None
Phyllis Yokley	None	None
Lei Wang	None	None
Wen-Chung Cheng	None	None
(1)	The “Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.
(2)	Mr. Yeh and Ms. Chen resigned as Independent Trustees in January 2024.

As of December 31, 2024, the trustees, who are not interested persons of the Fund, and their immediate family members, owned the following amounts in the Fund.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Chao Cho Yeh(1)	Self	None	None	Over $100,000	28%
	Phillip Yeh - Son	None	None	Over $100,000	9%
	Rebekah Yeh - Daughter	None	None	Over $100,000	9%

(1) Mr. Yeh resigned as an Independent Trustee in January 2024.

As of the date of this SAI, no Independent Trustee beneficially owned securities of the Adviser or principal underwriter of the Fund.

Trustee Compensation

51

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. The Independent Trustees receive payment for the meetings attended. Members of the Audit Committee receive additional compensation to recognize the greater time commitment required by their respective responsibilities. The Board reviews periodically projects that increase an Independent Trustee’s workload and provides additional compensation as appropriate.

The following table sets forth the payment of each current Trustee of the Fund for his or her services for the fiscal year ended September 30, 2024.

Name and Position	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Payment From the Fund and Fund Complex
David Chiueh	None	None	None	None
Alice Chen(1)	$358	None	None	$2,800
Chao Cho Yeh(1)	$258	None	None	$2,200
Phyllis Yokley	$210	None	None	$1,800
Lei Wang	$210	None	None	$1,800
Wen-Chung Cheng	$104	None	None	$900

(1) Ms. Chen and Mr. Yeh resigned as Independent Trustees in January 2024.

Code of Ethics

Pursuant to the requirements of Rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Upright Financial Corp serves as the Fund's investment adviser (“Adviser”) and as the Fund's administrator (“Administrator”). Mr. Yow Shang David Chiueh owns and controls 100% of the stock of the Adviser. In addition to the services described in the Fund's Prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Trust if such persons are employees of the Adviser or are its affiliates.

Under the Advisory Agreement, Upright Financial Corp. determines which securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Trust, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees

52

who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund's daily net assets. For the fiscal years ended September 30, 2024, September 30, 2023 and September 30, 2022, the Adviser earned $38,466, $20,519, and $29,286, respectively, in advisory fees.

The Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the Advisory Agreement on June 23, 2017. The Advisory Agreement continued in effect for two years initially and continues from year to year provided that such continuance is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto. The Advisory Agreement may be terminated on 60 days’ written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereafter in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereafter. A discussion regarding the basis for the Board of Trustees’ renewal of the Advisory Agreement is available in the Fund’s Form N-CSR dated September 30, 2024.

Under the Administration Agreement, Upright Financial Corp. renders all administrative and supervisory services to the Fund. Upright Financial Corp. oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corp. also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corp. is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corp. has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Services, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corp. assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to the Upright Financial Corp. at the end of each calendar month at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million. For the fiscal years ended September 30, 2024,

53

September 30, 2023 and September 30, 2022, the Fund paid $11,540, $8,283 and $8,786 , respectively, in administrative fees to Upright Financial Corp.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

PORTFOLIO MANAGER

Mr. Chiueh is the portfolio manager responsible for the day-to-day management of the Fund. As of September 30, 2024, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$22,964,512	None	None
Other Pooled Investment Vehicles	1	$9,335,047	None	None
Other Accounts	36	$37,451,600	None	None

Conflicts of Interest

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another. This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below). Further, a potential conflict could include Mr. Chiueh's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Compensation

Mr. Chiueh's compensation from the Adviser is not fixed. Because he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability. Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

54

The Fund pays a fixed management fee of 1.50% of the Fund's average daily net assets. While other clients might pay performance fees to the Adviser according to contractual policies the Fund does not pay performance fees to the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in shares of the Fund as of September 30, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Yow Shang David Chiueh	Over $100,000

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of October 31, 2025, the following persons owned of record 5% or more of the shares of the Fund.

Name & Address	Type of Ownership	Percentage of Fund Shares
C Yeh Morris Plains, NJ	Record	27.90%
Y Huang Taipei, Taiwan	Record	25.07%
Upright Financial Corp East Hanover, NJ	Record	15.81%
P Yeh Morris Plains, NJ	Record	9.50%
R Yeh Morris Plains, NJ	Record	8.79%
Apex Clearing Corp. Dallas, TX	Record	6.00%

Management Ownership

As of December 31, 2024, Mr. Yow Shang Chiueh owned 15.73% of the outstanding shares of the Fund. No other Trustee or officer owned shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is

55

required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. Effective May 18, 2026, the Fund will file a schedule of portfolio holdings with the SEC on Form N-PORT within 30 days of the end of each month. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third-party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third-party servicing agents are the Adviser, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. (“Lipper”) in order for Lipper to assign a rating or ranking to the Fund. In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

56

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets. Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund. The Fund has qualified and continues to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income,

57

such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distributions. Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

58

Upright Investments Trust

Part C. OTHER INFORMATION

Item 23. Exhibits

(a)	Articles of Incorporation – Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)	Bylaws – Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)	Instruments Defining Rights of Security Holders – None, other than Declaration of Trust.

(d)	Investment Advisory Contracts – Investment Advisory Agreement dated October 1, 2017 between the Registrant and Upright Financial Corp. is incorporated by reference to Exhibit (d) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(e)	Underwriting Agreement - None

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Custody Agreement dated March 19, 2024 between the Registrant and The Huntington National Bank is is incorporated by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(h)	Other Material Contracts – Accounting Services Agreement dated April 1, 2023 between the Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit (h) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(i)	Legal Opinion – Legal Opinion and Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions - Consent of Myron Yang CPA & Associates, PLLC, is filed herewith.

(k)	Omitted Financial Statements - None

(l)	Initial Capital Agreements – Subscription Agreement is incorporated by reference to Exhibit (l) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(m)	Rule 12b-1 Plan - None

(n)	Rule 18f-3 Plan - None

(o)	Reserved

(p)	Code of Ethics - Code of Ethics for Upright Investments Trust and Upright Financial Corp. is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None

Item 25. Indemnification.

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the Registrant's trustees and officers under certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corp. (File No. 801-38340). The following sections of Form ADV are incorporated herein by reference:

(a)	Items 1 and 2 of Part II

(b) Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriter

None

Item 28. Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave., East Hanover, NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Huntington National Bank, 7 Easton Oval EA5W72, Columbus, OH 43219. All books and records required are to be maintained by the Transfer Agent and are held at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29. Management Services

None

Item 30. Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 54 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover, and the State of New Jersey on the 20th day of November 2025.

Upright Investments Trust

By: /s/Yow Shang David Chiueh

Yow Shang David Chiueh

President/Principal Executive Officer/Principal Financial Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on November 20, 2025.

Signature	Title	Date
/s/ Phyllis Yokley	Trustee	November 20, 2025
Phyllis Yokley

/s/ Lei Wang	Trustee	November 20, 2025
Lei Wang

/s/ Wen-Chung Cheng	Trustee	November 20, 2025
Wen-Chung Cheng

Exhibit Index

(i)	Legal Opinion and Consent of Thompson Hine LLP
(j)	Consent of Myron Yang CPA & Associates, PLLC

As filed with the Securities and Exchange Commission on November 20, 2025

Securities Act of 1933 File No. 333-49109

Investment Company Act of 1940 File No. 811-08723

Securities and Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under

The Securities Act Of 1933 [X]

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [37]

Registration Statement Under

The Investment Company Act Of 1940 [X]

Amendment No. [54]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

Yow Shang David Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

UPRIGHT GROWTH FUND (UPUPX)

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Ave

East Hanover NJ 07936

(973) 533-1818

Dated

November 20, 2025

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

THE FUND
What is the Fund's Primary Investment Objective?	5
What are the Fund's Fees and Expenses?	5
Shareholder Fees	5
Annual Fund Operating Expenses	5
An Example of Fund Expenses Over Time	5
Portfolio Turnover	6
What are the Fund's Principal Investment Strategies?	6
Temporary Defensive Strategy	7
What are the Principal Risk of Investing in the Fund?	7
Performance History	11
Investment Adviser	13
The Fund's Portfolio Managers	13
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-dealers and Other Financial Intermediaries	13
Additional Information on Investment Policies and Risks	13
Financial Highlights	13

THE FUND'S INVESTMENT ADVISER
The Fund's Adviser	20
The Fund's Portfolio Managers	20

HOW TO BUY AND SELL SHARES
Determination of Share Price	20
Valuing Fund Assets	21
Minimum Investment Amounts	22
Opening and Adding To Your Account	22
Purchases by Mail	22
Purchases by Wire	22
Purchases through Financial Service Organizations	23
Automatic Investment Plan	23
Miscellaneous Purchase Information	23

REDEEMING YOUR SHARES
By Mail	24
Redemption At The Option Of The Fund	25
Early Redemption Fees	26

EXCHANGE PRIVILEGES	26

DIVIDENDS AND DISTRIBUTIONS	26
TAX CONSIDERATIONS	27
FINANCIAL HIGHLIGHTS	27
FOR MORE INFORMATION	28

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is the long-term growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees: (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount Redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$20.00

Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)

Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	1.71%
Acquired Fund Fees and Expenses (1)	0.11%
Total Annual Fund Operating Expenses	3.32%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

5

1 Year	3 Years	5 Years	10 Years
$324	$989	$1,678	$3,512

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 0.65% of the average value of its portfolio. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

What are the Fund’s Principal Investment Strategies?

The adviser seeks to achieve the Fund’s investment objective by:

•	Investing primarily in the common stocks, equity and fixed income exchange-traded funds, preferred stocks, and convertible securities of publicly-traded United States domiciled companies.
•	Investing up to 25% of the Fund’s assets in securities principally traded in foreign markets.
•	Investing without regard to market capitalization.
•	Investing in the securities of companies that the adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.
•	Trading options primarily to generate income when market conditions warrant. Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 10% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to the 10% limitation.
•	Making short sales of securities in an aggregate amount not greater than 25% of the Fund’s net assets when market conditions warrant.
•	When the market is unstable the Fund will hold more cash, and when opportunities arise, the Fund may leverage and borrow an amount not to exceed 33 1/3% of the Fund’s total assets.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issued by companies in the semiconductors industry. Semiconductor companies include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Fund, may, however, invest less than 25% of the value of its total assets in the semiconductors industry for temporary defensive purposes.

When selecting investments for the Fund, the adviser generally considers the following factors:

•	Quality of the company’s management;
6

•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The adviser will liquidate an investment when the adviser believes that the security is no longer attractive based on its growth potential, price, or both. The adviser may also liquidate an investment if the adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers’ acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

7

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.
•	Equity Risk: The value of the equity securities held directly by the Fund or by the exchange-traded funds it invests in, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Exchange-Traded Funds (ETFs) Risks: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.
•	Small and Medium Capitalization Companies Risk. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The Fund invests in fixed income securities including but not limited to ETFs. The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o        Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o        Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

8

o        Inflation Risk: Also called purchasing power risk, this is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o        Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed countries.

9

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Short Sales Risk: The Fund may invest up to 25% of its total assets through short sale transactions. Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities. The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses can be significant and are without limit. In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes. Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•	Options Risk: The Fund may write (sell), purchase options, or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss. Because options may be riskier than other types of investments, the Fund's use of options is limited to (the aggregate premium paid and received) no more than 10% of its net assets. Covered options writing (selling) is not subject to the 10% limitation.

•	Semiconductors Industry Concentration Risk: The Fund will, under normal circumstances, invest a significant portion of its assets in securities issued by companies in the semiconductors industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.
10

•	Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Additionally, the Fund may be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Borrowing and Leverage Risk: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

Performance History

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

11

UPUPX Yearly Returns
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
130.00%
110.00%
90.00%
70.00%
50.00%
30.00%
10.00%
-10.00%
-30.00%
-50.00%
-70.00%
4.00%
3.72%
-17.20%
-47.93%
7.48%
108.70%
57.60%
-45.57%
14.92%
30.23%

Best and Worst Quarterly Returns

Best	Worst
2020 4th Quarter	2018 4th Quarter
60.80%	-29.84

The Fund’s performance for the quarter ended September 30, 2025 was 11.34%.

12

Average Annual Total Return as of December 31, 2024

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	1 Year	5 Years	10 Years
Return Before Taxes	30.23%	21.76%	2.88%
Return After Taxes on Distributions	30.23%	20.69%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	17.90%	17.49%	1.95%
S&P 500 Index (reflects no deductions for fees and expenses)	25.02%	14.51%	13.09%

Investment Adviser

Upright Financial Corp is the Fund’s investment adviser (the “Adviser”).

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. Yow Shang David Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999.

Purchase and Sale of Fund shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. The minimum initial investment for non-qualified account is $2,000 and the minimum for additional purchases is $100. You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your requests.

Tax information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.

13

These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

Primary Investment Objective

The Fund’s investment objective is the long-term growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by:

•	Investing primarily in the common stocks, equity and fixed income exchange-traded funds, preferred stocks, and convertible securities of publicly-traded United States domiciled companies.
•	Investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;
•	investing without regard to market capitalization.
•	Investing in the securities of companies that the Adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.
•	Trading options primarily to generate income when market conditions warrant, because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 10% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to the 10% limitation.
•	Making short sales of securities in an aggregate amount not greater than 25% of the Fund’s net assets when market conditions warrant. The value of the securities of any one issuer that have been shorted by the Fund is limited to less than 3% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.
•	When the market is unstable the fund will hold more cash. And when opportunities arise, the fund will use some leverage and borrow an amount not to exceed 33 1/3% of the total assets.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issued by companies in the semiconductors industry. Semiconductor companies include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors

14

such as packaging and testing. The Fund, may, however, invest less than 25% of the value of its total assets in the semiconductors industry for temporary defensive purposes.

When selecting investments for the Fund, the Adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Principal Risks

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources,
15

natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

•	Equity Risk: The value of the equity securities held directly by the Fund or by the exchange-traded funds it invests in, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Exchange-Traded Funds (ETFs) Risks: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.
•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The Fund invests in fixed income securities including but not limited to ETFs. The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o        Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions appear

16

to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o        Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o        Inflation risk: Also called purchasing power risk, this is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o        Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily
17

reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered more risky.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Semiconductors Industry Concentration Risk: The Fund will, under normal circumstances, invest a significant portion of its assets in securities issued by companies in the semiconductors industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.

•	Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Additionally, the Fund may be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Borrowing and Leverage Risk: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk.
18

Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Short Sales Risk: The Fund may invest up to 25% of its total assets through short sale transactions. Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities. The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses can be significant and are without limit. In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes. Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•	Options Risk: The Fund may write (sell), purchase options, or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss. Because options may be riskier than other types of investments, the Fund's use of options is limited to (the aggregate premium paid and received) no more than 10% of its net assets. Covered options writing (selling) is not subject to the 10% limitation.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s current portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity

The computer systems, networks, and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to

19

calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corp serves as investment adviser to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio. The Adviser's office is located at 349 Ridgedale Ave., East Hanover, NJ 07936. For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund’s daily net assets. For the fiscal year ended September 30, 2024, the Adviser earned a fee equal to 1.50% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board of Trustees' approval of the management agreement between the Trust and Adviser, on behalf of the Fund, is available in the Fund's Form N-CSR for the period ended September 30, 2024.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund. For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows.

The Fund pays for administrative services at the end of each calendar month at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

20

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. Yow Shang David Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999.

The Fund’s SAI provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Who May Want to Invest in the Fund?

The Fund may be suitable for you if:

•	You are a long-term investor (at least 5 years);
•	Your investment goal is capital appreciation;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value; and
•	You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE” or the “Exchange”) is open for business. The Exchange is closed on weekends, most Federal holidays and Good Friday. NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

21

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the Adviser as the “valuation designee” may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser, as the valuation designee, may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Adviser, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities. As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent. Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day. Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following

22

business day. The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Growth Fund should be sent along with the completed account application to the Fund. Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number and wire instructions. Complete and sign the application form and mail it to the Fund at the above address. Instruct your bank to follow the instructions when wiring your payment to the Fund.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Service Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus. Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus.

23

You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100. For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order before 4:00 p.m. Eastern time on any business day in accordance with the intermediary's procedures. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

REDEEMING YOUR SHARES

24

The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell, reduced by the redemption fee described below.

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Facsimile: (440) 922-0110

Redemptions Through a Financial Services Organization

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

You may redeem all or part of your investment in the Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial services organization before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET) will be effective that day. Redemption requests received by the Fund or a financial services organization after the close of trading on the NYSE are processed at the NAV determined on the following business day. The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.	Your account number.
2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3.	The signatures of all account owners exactly as they are registered on the account.
4.	Any required signature guarantees.
5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

The Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial services organization may charge a transaction fee to redeem shares. In the event that a wire

25

transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

The Fund’s custodial bank may charge a fee for wires, returned checks and stop payments orders at prevailing rates. IRA accounts will be charged an $8.00 annual maintenance fee.

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 60 days after notice to bring the account up to $1,500 before any action is taken. This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser. See Tax Considerations below on the following page.

Early Redemption Fees

The Fund will impose an Early Redemption Fee when the fund is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund for shares of any other fund in the Upright Investments Trust.

Before exchanging shares, you should carefully read the Prospectus relating to the exchanged-for shares. Call your plan administrator or financial intermediary or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the fund into which you wish to exchange.

You may also write a letter of instruction indicating the fund names, dollar/share amount, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial intermediary or plan administrator, or mail or fax to the Transfer Agent listed in the SAI.

You may be subject to tax liability as a result of your exchange. Please see the section on Tax Considerations for more information.

The Fund reserves the right in its sole discretion to amend or terminate the exchange privilege at any time, for any reason.

26

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction that will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that

27

monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FINANCIAL HIGHLIGHTS

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns information in the table represents the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table for the fiscal years ended September 30, 2023 and September 30, 2024, has been derived from the financial statements audited by Myron Yang CPA & Associates, PLLC. Information derived from financial statements for prior fiscal years was audited by the Fund’s prior auditors. The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s annual Form N-CSR for the period ended September 30, 2024, which is available upon request.

Financial Highlights

Selected data for a share outstanding throughout each year

Years Ended				
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net Asset Value, at Beginning of Year	$ 7.81	$ 7.42	$ 11.56	$ 5.97	$ 3.90
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	(0.06)	0.14	0.49	(0.03)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.93	0.89	(4.07)	5.62	2.13
Total from Investment Operations	1.87	1.03	(3.58)	5.59	2.07
Distributions:					
Net Investment Income	(0.18)	-	-	-	-
Realized Gains	-	(0.64)	(0.56)	-	-
Total from Distributions	(0.18)	(0.64)	(0.56)	-	-
Paid in capital from redemption fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 9.50	$ 7.81	$ 7.42	$ 11.56	$ 5.97
Total Return **	24.07%	13.22%	(33.21)%	93.63%	53.08%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 20,602	$ 17,403	$ 16,340	$ 24,978	$ 14,206
Ratio of Expenses to Average Net Assets	3.21%	1.88%	2.09%	0.57%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.71)%	1.72%	4.58%	(0.23)%	(1.25)%
Portfolio Turnover	0.65%	0.81%	2.53%	0.28%	3.75%

*** Less than $0.005 per share.

28

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. There are three ways to request the Fund’s SAI, annual or semi-annual report, financial statements and other information about the Fund, as well as to make shareholder inquiries.

1.	Call or write for one, and a copy will be sent without charge.
Upright Growth Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-877-385-2720  (For General Inquiries)
As of the date of this Prospectus, the Fund did not have an Internet Website.

2.	The U.S. Securities and Exchange Commission will provide persons who do not have access to the internet to obtain these records by contacting the Commission’s Office of FOIA, Freedom of Information Act, Services by telephone at 202-551-7900 or by email at foiapa@sec.gov.

3.	Obtain reports about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov for a text-only version.

UPRIGHT INVESTMENTS TRUST SEC File No. 811-08723

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

PRIVACY NOTICE

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

29

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

• Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

30

UPRIGHT GROWTH FUND

UPUPX

(the “Fund”)

STATEMENT OF ADDITIONAL INFORMATION

November 20, 2025

This Statement of Additional Information (the “SAI”) is not a prospectus but should be read in conjunction with the Fund's Prospectus dated November 20, 2025, which may be obtained by writing the Fund at Upright Growth Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or calling the Fund at 1-440-922-0066. The Fund is a series of Upright Investments Trust.

31

Investment Adviser and Administrator

Upright Financial Corp

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

The Huntington National Bank

7 Easton Oval EA5W72

Columbus, OH 43219

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Myron Yang CPA & Associates, PLLC

38-08 Union St., #2A

Flushing, NY 11354

DESCRIPTION OF THE TRUST

Organization. Upright Growth Fund is a non-diversified series of Upright Investments Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust on March 4, 1998. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

The Fund has one class of shares and does not issue share certificates. The Trust keeps and maintains each series records that are separate and distinct from any and all other series’ records on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents assets that are separate and distinct from any and all other series’ assets, and is entitled to such dividends and distributions out of income belonging to the applicable class of the series as are declared by the Trustees. The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to a series shall be enforceable against the assets of that series only, and not against the assets of the Trust generally or any other series.

Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

32

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy and Sell Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see “Determination of Share Price” in the Prospectus.

The Fund is a “limited derivative user” as defined in Rule 18f-4 under the 1940 Act. This means the Fund’s derivatives exposure will not exceed 10% of its net assets. The Fund has adopted written policies and procedures reasonably designed to manage its derivatives risk. The procedures require the Adviser to monitor the Fund’s derivatives exposure and take action if the Fund’s derivatives exposure exceeds 10% of net assets.

Voting Rights. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share. There is no cumulative voting on the election of Trustees. The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian. The Huntington National Bank, 7 Easton Oval EA5W72, Columbus, OH 43219, is custodian of the Fund's investments. The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant. Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Fund's transfer agent. MSS maintains the records of the shareholders’ accounts, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

Independent Registered Public Accounting Firm. Myron Yang CPA & Associates, PLLC, 38-08 Union St., #2A, Flushing, NY 11354, serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements. The Fund's audited financial statements and independent auditors’ report required to be included in this SAI, are incorporated herein by reference to the Trust's annual Form N-CSR for the fiscal year ended September 30, 2024. You can obtain copies of the Fund’s annual and semi-annual Form N-CSR without charge by writing to the Fund at Upright Investments Trust, c/o Upright Financial Corp, 349 Ridgedale Ave., East Hanover, NJ 07936 or calling the Fund at 1-973-533-1818.

33

Proxy Voting Policies and Procedures.

No votes have been cast on securities held by the Fund during the reporting period. The Fund may not vote proxies if the position held by the Fund is too small to have any impact on the voting outcome. However, if the Fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock. The Fund’s proxy voting policies are summarized below.

●	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;
●	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The Adviser will pay particular attention to the following areas.

●	Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;
●	The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

Proxy Voting Record. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling 1-973-533-1818, or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

34

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies. The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund. The other investment policies and limitations described in this SAI are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund. The following are the Fund's fundamental investment limitations set forth in their entirety. The Fund may not:

(1) Issue senior securities, except as permitted under the 1940 Act;

(2) Borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(3) Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(4) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(5) Purchase or sell commodities or commodities futures contracts; and

(6) Lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Please note, under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issued by companies in the semiconductors industry. Semiconductor companies include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Fund, may, however, invest less than 25% of the value of its total assets in the semiconductors industry for temporary defensive purposes.

Non-Fundamental Policies. The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) Invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) Invest in companies for the purpose of exercising control or management;

35

(3) Invest more than 15% of its net assets in illiquid securities;

(4) Invest in oil, gas or other mineral exploration or development programs or leases;

(5) Purchase the securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

(6) Invest more than 25% of its net assets in foreign securities that are not traded on U.S. exchanges;

(7) Purchase and sell a call option or a put option if the aggregate premium paid and received for all call and put options then held exceeds 10% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 10% limitation; and

(8) Make short sales of securities in an aggregate amount greater than 25% of net assets. The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 3% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

TYPES OF INVESTMENTS AND RISKS

Investment Company Securities. The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the 1940 Act, the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of

36

the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities. The Fund can invest in any equity security. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants. The Fund may invest up to 10% of its assets in warrants. A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price. Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate. Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price. The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of

37

the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADRs") are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities. ADRs are not subject to the limitation on purchases of foreign securities.

Firm Commitment Agreements. The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. The Fund will not enter into such agreements for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio. Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Option Transactions. The Fund may invest in option transactions involving individual securities and market indices. And when it writes options, it may do so on a “covered” or an “uncovered” basis. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to

38

receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income. The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund sells (writes) an option, the risk can be substantially greater than when the Fund buys an option. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

39

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions. The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act. At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Exchange-Traded Funds (“ETFs”). When an ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the

40

ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Sector Risk. The Fund may from time to time concentrate its investments in one single market segment. Although the Investment Adviser currently believes that investment by the Fund in any one sector may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Short Sales. The Fund may seek to realize additional gains or hedge investments by selling a security short. A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security. To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer. The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender. The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases. The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security. Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale). The assets in the segregated account are marked to market daily. The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

41

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations. Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted. A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Hedging Risk. Hedging is a strategy in which a Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities

42

include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The amended advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available. In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff. Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio

43

transactions the Adviser may be relieved of expenses which it might otherwise bear. In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund. However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

For the fiscal years ended September 30, 2022, September 30, 2023 and September 30, 2024, the Fund paid brokerage commissions of $0, $19 and $7, respectively.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their names are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

Trustees and Officers

The Board of Trustees supervises the Fund’s business activities and regulatory compliance.  The Board of Trustees holds regularly scheduled meetings throughout the year.  When necessary, the Board of Trustees may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

44

The Board of Trustees consist of four individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or Adviser (“Independent Trustees”). Mr. Yow Shang David Chiueh, the Chairperson of the Board of Trustees, is an “interested person” under the 1940 Act.  Alice Chen and Chao Cho Yeh resigned as Independent Trustees on January 22 and 25, 2024, respectively. Accordingly, at a Special Shareholders Meeting held on June 23, 2024, Phyllis Yokley, Lei Angela Wang, and Elizabeth Cheng were elected to serve as Independent Trustees of the Board of Trustees.

The Trust does not have a "lead" independent trustee. The interested Chairperson together with an independent Audit Committee act as a team to provide the Board of Trustees the necessary expertise to oversee the Trust, identify risks, address shareholder concerns and needs. Due to the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairperson balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

The risks mutual funds face includes investment risk, compliance risk and valuation risk. The Board of Trustees monitors and tracks risk by: receiving and reviewing quarterly reports related to the performance and operations of the Fund; periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; meeting with representatives of key service providers, including the Fund's investment adviser, administrator, and the independent registered public accounting firm, to discuss the activities of the Fund. The Board of Trustees has concluded that its general oversight of the Adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

The following is a list of the Trustees and Officer of the Trust and each person’s principal occupation over the last five years. The business address of each Trustee and Officer is 349 Ridgedale Ave, East Hanover, NJ 07936.

Name, Address and Year of Birth	Position to be Held with the Trust	Term of Office	Principal Occupation(s) During the Past five Years	Number of Funds in the fund complex to be Overseen by Nominee	Other Directorships Held During the Past five Years
45

Phyllis Yokley, 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1951	Trustee	Indefinite	10/2021 – Present, Yokley CPA, PLLC Owner 9/2022 – 3/2024, Partner at PWN, LLP 1/2021 – 9/2021, Supervising Operations, Triangle Accounting Group, Cary, NC 6/2016 - 11/2020, CFO, Steel Buildings & Structures, Inc., Mount Airy, NC	3	10/2021 – present Yokley CPA, PLLC 1/2021 – 9/2021 Supervising Operations, Triangle Accounting Group, Cary, NC
Lei Wang, 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1984	Trustee	Indefinite	3/2024 – Present, Consultant 8020 Consulting 5/2009 – Present, CPA Wang & Company 6/2021 – 8/2022, IPO Team Lead, Sancai Holding Group 11/2017 – 5/2021, CFO, Hanfor (Beijing) Capital Management	3	None
Wen-Chung Cheng 349 Ridgedale Ave. East Hanover, NJ 09367 Year of Birth: 1964	Trustee	Indefinite	1998 - Present, Kravet Design, business owner/Sole Proprietor	3	None

46

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Yow Shang David Chiueh* 349 Ridgedale Ave. East Hanover, NJ 07936 Year of Birth: 1957	Trustee, Chairperson of the Board, Chief Executive Officer, and Chief Compliance Officer	1990- Present	1990 – Present, President of Upright Financial Corp	3	2004-Present Better World Fund, East Hanover, NJ

*Mr. Chiueh is considered an “interested persons” of the Trust as defined in the 1940 Act due to his employment with the Adviser.

(1) The “Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.

Committees

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of two Independent Trustees, Phyllis Yokley and Lei Wang. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust’s internal accounting and control structure, its auditing function and its financial reporting process; (ii) recommending to the Board of Trustees the appointment, retention or termination of the Trust’s independent registered public accounting firm; (iii) evaluating the independence of the Trust’s independent registered public accounting firm and reviewing the auditor’s disclosures and representations with respect to its independence; (iv) reviewing the qualifications of the auditor’s key personnel involved in the foregoing activities; (v) overseeing the work of the Trust’s independent registered public accounting firm, and resolving disagreements, if any, between the independent registered public accounting firm and management regarding financial reporting; (vi) pre-approving all auditing services and permissible non-auditing services to be provided to the Trust by the independent registered public accounting firm and pre-approving the independent registered public accounting firm’s engagement for non-audit services to the Trust-related entities where such services relate directly to the operations and financial reporting of the Trust; and (vii) considering such other matters as it may deem appropriate in carrying out the above responsibilities and any other matters that may be assigned to it by the Board of Trustees. During the fiscal year ended September 30, 2024, the Audit Committee met twice.

Management and Trustee Ownership

As of December 31, 2024, the Trustees owned the following amounts in the Fund and the Fund Complex:

47

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities in the Fund Complex(1)
Yow Shang David Chiueh	Over $100,000	Over $100,000
Chao Cho Yeh (2)	Over $100,000	Over $100,000
Alice Chen(2)	None	None
Phyllis Yokley	None	None
Lei Wang	None	None
Wen-Chung Cheng	None	None

(1)	The “Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.
(2)	Mr. Yeh and Ms. Chen resigned as Independent Trustees in January 2024.

As of December 31, 2024, the trustees, who are not interested persons of the Fund, and their immediate family members, owned the following amounts in the Fund:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Chao Cho Yeh(1)	Self	None	None	Over $100,000	13%
	Phillip Yeh - Son	None	None	Over $100,000	1%
	Rebekah Yeh - Daughter	None	None	Over $100,000	1%
(1)	Mr. Yeh resigned as Independent Trustee in January 2024.

As of the date of this SAI, no Independent Trustee beneficially owned securities of the Adviser or principal underwriter of the Fund.

Trustee Compensation

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. The Independent Trustees receive payment for the meetings attended. Members of the Audit Committee receive additional compensation to recognize the greater time commitment required by their respective responsibilities. The Board reviews periodically projects that increase an Independent Trustee’s workload and provides additional compensation as appropriate.

The following table sets forth the payment of each current Trustee of the Fund for his or her services for the fiscal year ended September 30, 2024.

48

Name	Aggregate Compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Compensation From the Fund and Fund Complex
Yow Shang David Chiueh	None	None	None	None
Alice Chen(1)	$2,102	None	None	$2,800
Chao Cho Yeh(1)	$1,702	None	None	$2,200
Phyllis Yokley	$1,430	None	None	$1,800
Lei Wang	$1,430	None	None	$1,800
Wen-Chung Cheng	$714	None	None	$900

(1) Ms. Chen and Mr. Yeh resigned as Independent Trustees in January 2024.

Code of Ethics

Pursuant to the requirements of Rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Upright Financial Corp serves as the Fund's investment adviser (the “Adviser”) and as the Fund's administrator (“Administrator”). Mr. Yow Shang David Chiueh owns and controls 100% of the stock of the Adviser. In addition to the services described in the Fund's Prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Trust if such persons are employees of the Adviser or are its affiliates.

Under the Advisory Agreement, Upright Financial Corp determines which securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Trust, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund's daily net assets. For the fiscal years ended September 30, 2022, 2023 and 2024 the Fund paid advisory fees of $351,669, $265,641, and $286,098, respectively.

49

The Board of Trustees of the Fund, including a majority of the Independent Trustees approved the Advisory Agreement on October 1, 2000. The Advisory Agreement continued in effect for two years initially, and continues provided that such continuance is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days’ written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereafter in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereafter. A discussion regarding the basis for the Board of Trustees’ renewal of the Advisory Agreement is available in the Fund’s annual Form N-CSR dated September 30, 2024.

Under the Administration Agreement, Upright Financial Corp renders all administrative and supervisory services to the Fund. Upright Financial Corp oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corp also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corp is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corp has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Services, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corp assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to Upright Financial Corp. at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million. For the fiscal years ended September 30, 2022 and 2023, the Fund paid $96,926, $82,505, and $81,128, respectively, in administrative fees to Upright Financial Corp. The fees Upright Financial Corp charges are comparably lower than those of similar service providers.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

PORTFOLIO MANAGER

50

Mr. Chiueh is the portfolio manager responsible for the day-to-day management of the Fund. As of September 30, 2024, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	2	$5,369,900	0	$0
Other Pooled Investment Vehicles	1	$9,335,047	0	$0
Other Accounts	36	$37,451,600	0	$0

\

Conflicts of Interest

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another. This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below). Further, a potential conflict could include Mr. Chiueh's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Compensation

Mr. Chiueh's compensation from the Adviser is not fixed. Because he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability. Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1.50% of the Fund's average daily net assets. While other clients might pay performance fees to the Adviser according to contractual policies, the Fund does not pay performance fees to the Adviser.

Ownership of Securities

51

The following table shows the dollar range of equity securities beneficially owned by Mr. Chiueh in the Fund as of September 30, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Yow Shang David Chiueh	Over $100,000

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of October 31, 2025, the following persons owned of record 5% or more of the shares of the Fund.

Name & Address	Type of Ownership	Percentage of Fund Shares
Y Huang Taipei, Taiwan	Record	24.84%
C Yeh Morris Plains, NJ	Record	14.11%
Y Chiueh East Hanover, NJ	Record	13.37%
Apex Clearing Corporation Dallas, TX	Record	11.44%

Management Ownership

As of December 31, 2024, Mr. Yow Shang Chiueh owned 14.31% of the outstanding shares of the Fund. No other Trustee or officer owned shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Effective May 18, 2026, the Fund will file a schedule of portfolio holdings with the SEC on Form N-PORT withing 30 days of the end of each month. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of

52

whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third-party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third-party servicing agents are the Adviser, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. (“Lipper”) in order for Lipper to assign a rating or ranking to the Fund. In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets. Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund. The Fund has qualified and continues to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least

53

90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains/losses attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase/decrease dividend distributions. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distributions. Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

54

Upright Investments Trust

Part C. OTHER INFORMATION

Item 23. Exhibits

(a)	Articles of Incorporation – Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)	Bylaws – Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)	Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)	Investment Advisory Contracts – Advisory Agreement dated October 1, 2017 between the Registrant and Upright Financial Corp is incorporated by reference to Exhibit (d) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(e)	Underwriting Agreement – None

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Custody Servicing Agreement dated March 19, 2024 between the Registrant and The Huntington National Bank is incorporated by reference to Exhibit (d) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(h)	Other Material Contracts – Accounting Services Agreement dated April 1, 2023 between the Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit (h) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2024.

(i)	Legal Opinion – Legal Opinion and Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions – Consent of Myron Yang CPA & Associates, PLLC, is filed herewith.

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – Investment Letter of Initial Shareholder is incorporated by reference to Exhibit (b)(8) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(m)	Rule 12b-1 Plan - None

(n)	Rule 18f-3 Plan - None

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for Upright Investments Trust and Upright Financial Corp is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the Registrant's trustees and officers under certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corp (File No. 801-38340). The following sections of Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part II

(b) Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriter

None

Item 28. Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave., East Hanover, NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Huntington National Bank, 7 Easton Oval EA5W72, Columbus, OH 43219. All books and records required are to be maintained by the Transfer Agent and are held at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29. Management Services

None

Item 30. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 54 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover, and the State of New Jersey on the 20th day of November, 2025.

Upright Investments Trust

By: /s/ Yow Shang David Chiueh

Yow Shang David Chiueh

President/Principal Executive Officer/

Principal Financial Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on November 20, 2025.

Signature	Title	Date
/s/ Phyllis Yokley	Trustee	November 20, 2025
Phyllis Yokley

/s/ Lei Wang	Trustee	November 20, 2025
Lei Wang

/s/ Wen-Chung Cheng	Trustee	November 20, 2025
Wen-Chung Cheng

Exhibit Index

(i)	Legal Opinion and Consent of Thompson Hine LLP
(j)	Consent of Myron Yang CPA & Associates, PLLC